Nov. 26, 2025
INVESCO S&P 500 INDEX FUND
The following information is added under the heading “Principal Investment Strategies of the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectuses, as applicable:
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 (1940 Act) solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of November 20, 2025, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified solely in accordance with the Underlying Index.

SUPPLEMENT DATED NOVEMBER 26, 2025 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco S&P 500 Index Fund
(the "Fund”)
This supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.